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                                                              MetLife Letterhead

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                                                   March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re: The New England Variable Account
       File No. 811-5338

Commissioners:

     Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of The New England Variable Account of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 333-48456.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

The Annual Reports for certain portfolios of Variable Insurance Products
Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 002-03329.

                                        Sincerely,

                                        /s/ Michele H. Abate
                                        ----------------------------------------
                                        Michele H. Abate
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company